Document and Entity Information	Aug. 18, 2021
Prospectus:
Document Type	497
Document Period End Date	Aug. 18, 2021
Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 18, 2021
Document Effective Date	Aug. 18, 2021
Prospectus Date	Mar. 01, 2021
BNY Mellon Global Dynamic Bond Income Fund | Class A
Prospectus:
Trading Symbol	DGDAX
BNY Mellon Global Dynamic Bond Income Fund | Class C
Prospectus:
Trading Symbol	DGDCX
BNY Mellon Global Dynamic Bond Income Fund | Class I
Prospectus:
Trading Symbol	DGDIX
BNY Mellon Global Dynamic Bond Income Fund | Class Y
Prospectus:
Trading Symbol	DGDYX